SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of leasehold improvements
Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years

Schedule of intangible assets
Distribution software	5 years
Patents	20 years

Schedule of consolidated financial statements
Name	Periods
Platinum	April 7, 2020 (Inception) – December 31, 2020
Yubo HK	May 4, 2020 (Inception) – December 31, 2020
Yubo Chengdu	September 4, 2020 (Inception) – December 31, 2020
Yubo Beijing	January 1, 2019 – December 31, 2020
Name	Background		Ownership
Platinum International Biotech Co. LTD (“Platinum”)	• • •	A Cayman Island company Incorporated on April 7, 2020 A holding company
Platinum International Biotech (Hong Kong) Limited. (“Platinum HK”)	• • •	A Hong Kong company Incorporated on May 4, 2020 A holding company	100% owned by Platinum
Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)	• • • •	A PRC company and deemed a wholly foreign owned enterprise Incorporated on September 4, 2020 Subscribed capital of $1,500,000 A holding company	100% owned by Platinum HK
Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)	• • • •	A PRC limited liability company Incorporated on June 14, 2016 Subscribed capital of $1,531,722 (RMB 10,000,000) Stem cell storage and bank	VIE of Yubo Chengdu WFOE